Federated Hermes Conservative Municipal Microshort Fund
A Portfolio of Federated Hermes Adviser Series
CLASS A SHARES (TICKER FHMAX)
INSTITUTIONAL SHARES (TICKER FHMIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED OCTOBER 31, 2025
Mary Jo Ochson, CFA, will retire on April 2, 2026. Effective upon her retirement, Ms. Ochson will no longer serve as a portfolio manager of the Fund. Accordingly, effective April 2, 2026, please remove all references to Ms. Ochson.
Kyle Stewart, CFA, will continue as portfolio manager of the Fund and will continue to manage its portfolio as described in the Prospectus.
Effective December 5, 2025, Timothy Palmer will serve as a portfolio manager of the Fund.
Under the section entitled “Fund Summary Information” in the sub-section entitled “Fund Management,” please add the following information for Mr. Palmer:
“Timothy Palmer, Intermediate Investment Analyst, has been the Fund’s portfolio manager since December of 2025.”
November 5, 2025

Federated Hermes Conservative Municipal Microshort Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457137 (11/25)
© 2025 Federated Hermes, Inc.